Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The following brief description of the Rollins 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan, as amended and restated, is a defined contribution plan covering all eligible employees of Rollins, Inc. (the “Company” or “Administrator”) and its subsidiaries that are eligible to participate in the Plan. The exceptions are for those who are members of a collective bargaining unit, who are not eligible to participate in the Plan under the terms of the applicable collective bargaining agreement, and employees of PCO Services, Inc. (the Company’s Canadian subsidiary). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
The Plan has designated the Plan investment fund invested primarily in Rollins, Inc. common stock as an employee stock ownership plan within the meaning of Section 4975(e)(7) of the Internal Revenue Code (the “Code”). The administrative committee may allow participants to elect to receive dividends on Rollins, Inc. common stock in cash as taxable compensation or to have such dividends paid to the Plan and reinvested in Rollins, Inc. common stock with taxes deferred. Participants may exercise voting, tendering and similar rights with respect to shares of Rollins, Inc. common stock held in their accounts under the Plan document.

Eligibility
Most employees are eligible to make employee contributions to the Plan on the first day of the calendar quarter that coincides with or next follows the date on which they complete three months of service. Generally, participants are eligible to receive matching contributions at the same time they are eligible to make employee contributions to the Plan.
The Company may establish different eligibility requirements and enrollment procedures with respect to employees who are employed as a result of a corporate transaction.
Contributions
Contributions to the Plan include (i) salary reduction contributions authorized by participants, (ii) matching contributions made by the Company, (iii) discretionary contributions made by the Company; and (iv) participant rollovers from another qualified plan. Participants have the option to make Roth elective salary reduction contributions to the plan.
Eligible employees are automatically enrolled in the Plan, and pre-tax contributions are withheld at 4% of eligible compensation unless the employee elects differently. Participants may contribute from 1% to 75% of their compensation to the Plan via payroll deductions, except for highly compensated employees who may contribute from 1% to 8.5% of their compensation. Contributions by participants are not to exceed the annual maximum limitations of the Code, which for 2025 was $23,500. Participants age 50 or older may also make additional “catch-up” contributions limited to $7,500 in 2025. Participants age 60 through 63 may make enhanced “super catch-up” contributions up to $11,250. These super catch-up amounts are in addition to the regular elective deferral limit for 2025.
Generally, the Company matches contributions dollar for dollar on the first 3% and 50 cents for every dollar on the next 3% a participant contributes of eligible compensation. The Company matching contribution is made every payroll period, and following each Plan year, the Company will make a “true-up” matching contribution calculated under the same formula as the payroll period match but determined on an annual basis and reduced by the payroll period matching contributions received by the participant during the year. To be eligible for a true-up matching contribution, a participant must be employed on the last day of the year or be receiving severance and not designated on the payroll system as having been terminated as of the last day of the Plan year.
For the year ended December 31, 2025, the Company contributed $39,423,655 in matching contributions, net of forfeitures.
Participant Accounts
Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with the participant’s contributions, rollovers, the Company’s contributions and earnings on the investments in their account and is charged with certain administrative expenses, participant withdrawals and losses on the investments in their account. Participants direct the investment of their contributions and the Company’s contribution into various investment options offered by the Plan. Participants may change their investment options on a daily basis. The default investment fund is selected by the Plan administrator. The Plan administrator has elected GoalMaker, an asset allocation model based on the participant’s expected retirement date which includes various fund options offered by the Plan, as the default investment option. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Notes Receivable from Participants
Participants may borrow from their accounts for loans up to the lesser of 50% of the individual participant’s vested account balance of employee contributions plus actual earnings thereon or $50,000. Principal and interest are paid ratably through payroll deductions. Loan terms range from 1 to 25 years. Participant loans are secured by the balance in the participant’s account and bear interest at a rate equal to prime plus 2%. Interest rates are updated quarterly. The update takes place on the last business day of the calendar quarter effective for loans made on or after the first business day of the subsequent quarter. Interest rates on outstanding loans as of December 31, 2025 ranged from 3.73% to 10.50%. Participants may only have one loan outstanding at a time.
Vesting
Participants are vested immediately in their contributions plus actual earnings thereon. Participants who previously participated in predecessor plans may be subject to different vesting schedules than those outlined below. Generally, active participants currently vest in Company matching contributions plus actual earnings thereon based on the following schedule:

Vested Percentage
Years of service:
Less than one	0%
One, but less than two	20%
Two, but less than three	40%
Three, but less than four	60%
Four, but less than five	80%
Five or more	100%
Forfeitures
When certain terminations of participation in the Plan occur, the nonvested portion of the participant’s account, as defined by the Plan, represents a forfeiture. Forfeited non-vested accounts are used to reduce employer contributions or to pay administrative expenses. Total forfeitures used to reduce employer contributions were $3,457,230 in 2025. Forfeited non-vested, unallocated accounts were $50,568 and $47,050 at December 31, 2025 and 2024, respectively.
Payment of Benefits
Upon retirement, death, total and permanent disability, or termination for any reason, the participant or their beneficiary may receive the total value of their vested account in either a lump sum distribution, a rollover of assets into another qualified plan, or in systematic distributions.
A participant may also elect to withdraw all or a portion of his or her account at any time through hardship provisions as defined by the Code and subject to approval by the Company.
The Plan provides that if an employee terminates employment and their vested account balance in the Plan is more than $1,000 but not more than $7,000, and they do not elect either to receive or roll over a single lump-sum payment, their account will be rolled over into an Individual Retirement Account (“IRA”).
Participants who are active employees may withdraw all or a part of their accounts, including the Company matching contributions, upon reaching age 59 1/2 or upon becoming disabled.
Administrative Expenses
Administrative expenses of the Plan are paid by the Plan or the Plan sponsor, as provided in the Plan document. All investment transaction fees and recordkeeping fees are paid by participants through a per-participant charge. Advisory, audit and other fees not covered by the per-participant charge are paid with revenue-sharing amounts, with any excess amounts returned to the Plan to pay for Plan expenses.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their accounts.